Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Composition of Derivatives
	June 30,	December 31,
	2020	2019
	€ in thousands
	Unaudited	Audited
Derivatives presented under current assets
Currency swap	43	94

Derivatives presented under non-current assets
Financial power swap	-	4,967
Currency swap	209	103
Forward contracts	-	92
	209	5,162

Derivatives presented under current liabilities
Swap contracts	(1,025)	(766)

Derivatives presented under non-current liabilities
Forward contracts	-	(344)
Financial power swap	(5,432)	-
Swap contracts	(8,720)	(6,919)
	(14,152)	(7,263)

Schedule of Statement of Fair value of Other Financial Assets and Liabilities
The fair values of the other financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	June 30, 2020
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	44,679	43,542	-	-
Loans from banks and others (including current maturities)	164,692	-	165,104	-	Future cash flows by the market interest rate on the date of measurement.
Discount rate of Euribor+ 2.53%, fix rate for 5 years 2.9%-3.1%, annual interest of Euribor with a margin (expected to be 1.76%), annual interest of 6 month Euribor with margin of 2%- 2.75% and 4.65% Linkage to Consumer Price Index in Israel.

	209,371	43,542	165,104	-

	December 31, 2019
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	71,584	73,211	-	-
Loans from banks and others (including current maturities)	93,320	-	94,677	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel.
	164,904	73,211	94,677	-

Schedule of Fair Values Hierarchy
	June 30, 2020
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Marketable securities	-	2,226	-	2,226	Market price

Swap contracts	-	(9,745)	-	(9,745)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	252	-	252
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	8,678	8,678
The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 6.4% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.

Financial power swap	-	-	(5,432)	(5,432)
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

There have been no transfers from any Level to another Level during the six months ended June 30, 2020.

	December 31, 2019
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Income receivable in connection with the A.R.Z. electricity pumped storage project	-	-	1,418	1,418
The fair value of the income receivable in connection with the A.R.Z. electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Marketable securities	-	2,242	-	2,242	Market price

Forward contracts	-	(252)	-	(252)
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	(7,685)	-	(7,685)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	197	-	197
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	10,595	10,595
The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.

Financial power swap	-	-	4,967	4,967
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

Schedule of Reconciliation Financial Instruments Carried at Fair Value
The table hereunder presents a reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets
Income receivable in connection with the A.R.Z. electricity
pumped storage project
€ in thousands
Balance as at December 31, 2019	1,418

Compensation as per agreement with Erez Electricity Ltd.	(1,418)

Balance as at June 30, 2020	-

Financial assets
Dori Energy loan
€ in thousands

Balance as at December 31, 2019	10,595

Repayment of loan to an equity accounted investee	(2,505)
Total income recognized in profit or loss	386
Interest	294
Foreign Currency translation adjustments	(92)

Balance as at June 30, 2020	8,678

Financial assets
Financial power swap
€ in thousands

Balance as at December 31, 2019	4,967

Total loss is recognized in other comprehensive income	(10,399)

Balance as at June 30, 2020	(5,432)